Discontinued Operations - Summary of Discontinued Operations based on Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Other assets	$ 36
Total assets	$ 36